Schedule I	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule I

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT

PLAYAGS, INC.

(PARENT COMPANY ONLY)

CONDENSED BALANCE SHEETS

(in thousands, except share data)

	December 31,
	2015	2016
Assets
Current assets
Cash and cash equivalents	$25,972	$10,171
Prepaid expenses	63	40

Total current assets	26,035	10,211

Deferred tax asset	3,528	—
Investment in subsidiaries	203,390	153,926

Total assets	$232,953	$164,137

Liabilities and Stockholders’ Equity
Current liabilities
Accounts payable and accrued liabilities	$—	$36
Intercompany payables	20	93

Total current liabilities	20	129

Long-term debt	131,125	146,284
Other long-term liabilities	1,271	1,296

Total liabilities	132,416	147,709

Stockholders’ equity:
Common stock	149	149
Additional paid-in capital	177,276	177,276
Retained earnings	(75,077)	(156,451)
Accumulated other comprehensive loss	(1,811)	(4,546)

Total stockholders’ equity	100,537	16,428

Total liabilities and stockholders’ equity	$232,953	$164,137

PLAYAGS, INC.

(PARENT COMPANY ONLY)

CONDENSED STATEMENTS OF OPERATIONS

(in thousands)

	Year ended December 31,
	2014	2015	2016
Operating expenses
Selling, general and administrative	$1,512	$546	$231

Total operating expenses	1,512	546	231

Loss from operations	(1,512)	(546)	(231)
Other expense (income)
Equity in net loss of subsidiaries	26,870	33,405	62,450
Interest expense	—	8,123	15,165
Interest income	(6)	(1)	—

Loss before income taxes	(28,376)	(42,073)	(77,846)
Income tax benefit (expense)	—	3,528	(3,528)

Net loss	(28,376)	(38,545)	(81,374)
Foreign currency translation adjustment	289	(2,099)	(2,735)

Total comprehensive loss	$(28,087)	$(40,644)	$(84,109)

PLAYAGS, INC.

(PARENT COMPANY ONLY)

CONDENSED STATEMENTS OF CASH FLOWS

(in thousands, except per share data)

	Year ended December 31,
	2014	2015	2016
Cash flows from operating activities
Net loss	$(28,376)	$(38,545)	$(81,374)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Amortization of deferred loan costs and discount	—	143	340
Payment-in-kind interest capitalized	—	7,980	14,819
Equity in net loss of subsidiaries	26,870	33,405	62,450
(Benefit) provision of deferred income tax	—	(3,528)	3,528
Changes in assets and liabilities that relate to operations:
Prepaid expenses	(69)	6	23
Intercompany payable/receivable	455	455	148
Accounts payable and accrued liabilities	24	(24)	35

Net cash (used in) provided by operating activities	(1,096)	(108)	(31)

Cash flows from investing activities
Investment in subsidiaries	(11,635)	(172,484)	(15,720)
Distributions received from subsidiaries	2,737	1,322	—

Net cash used in investing activities	(8,898)	(171,162)	(15,720)

Cash flows from financing activities
Proceeds from issuance of debt	—	111,550	—
Proceeds from issuance of common stock	—	77,425	—
Proceeds from employees in advance of common stock issuance	1,969	579	—
Repurchase of shares issued to management	—	(277)	(50)
Payment of deferred loan costs	—	(548)	—

Net cash provided by financing activities	1,969	188,729	(50)

(Decrease) increase in cash and cash equivalents	(8,025)	17,459	(15,801)
Cash and cash equivalents, beginning of period	16,538	8,513	25,972

Cash and cash equivalents, end of period	$8,513	$25,972	$10,171

Non-cash investing and financing activities:
Subsidiary payment for share repurchase on Company’s behalf	$—	$1,000	$—

Intercompany payable settled as distribution	$—	$890	$—

Incurrence of Amaya Seller Note	$—	$12,000	$—

PLAYAGS, INC.

(PARENT COMPANY ONLY)

NOTES TO CONDENSED FINANCIAL STATEMENTS

NOTE 1—BASIS OF PRESENTATION

The parent company financial statements of PlayAGS, Inc. (formerly AP Gaming Holdco, Inc.) (the “Parent Company”) should be read in conjunction with the Company’s consolidated financial statements and the accompanying notes thereto. For purposes of these condensed financial statements, the Parent Company’s wholly owned and majority owned subsidiaries are recorded based upon its proportionate share of the subsidiaries’ net assets (similar to presenting them on the equity method).

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted since this information is included in the Company’s consolidated financial statements included elsewhere in this Form 10-K.

NOTE 2—COMMITMENTS AND CONTINGENCIES

The Parent Company is a holding company and, as a result, its ability to pay dividends is dependent on its subsidiaries’ ability to obtain funds and its subsidiaries’ ability to provide funds to it. Restrictions are imposed by its subsidiaries’ debt instruments, which significantly restrict certain key subsidiaries holding a majority of its assets from making dividends or distributions to the Parent Company. These restrictions are subject to certain exceptions for affiliated overhead expenses as defined in the agreements governing the debt instruments, unless certain financial and non-financial criteria have been satisfied.

Long-term debt of the Parent Company consists of the senior secured PIK notes and the Amaya Seller Note as described below.

Senior Secured PIK Notes

On May 29, 2015, the Company entered into a note purchase agreement with AP Gaming Holdings, LLC, as subsidiary guarantor (the “Subsidiary Guarantor”), Deutsche Bank AG, London Branch, as purchaser (the “Purchaser”), and Deutsche Bank Trust Company Americas, as collateral agent. Pursuant to the agreement, the Company issued $115.0 million of its 11.25% senior secured PIK notes due 2021 (the “Notes”) at an issue price of 97% of the principal amount thereof to the Purchaser in a private placement exempt from registration under the Securities Act of 1933, as amended. The Notes are secured by the Company’s equity in its subsidiary AP Gaming, Inc., subject to certain limitations including those imposed by gaming laws, and are unconditionally guaranteed by the Subsidiary Guarantor.

Interest on the Notes will accrue at a rate of 11.25% per annum. The Company may elect to pay interest due on the Notes in cash, by increasing the principal of the outstanding Notes or by issuing new Notes (“PIK interest”) for the entire amount of the interest payment or by paying interest partially in cash and partially in PIK interest. Interest on the Notes will accrue from the date of issuance and will be payable on the dates described in more detail in the agreement. The Notes will mature on May 28, 2021. The net proceeds of the Notes were used primarily to finance the Cadillac Jack acquisition.

The Notes contain limitations on additional indebtedness, guarantees, incurrence of liens, investments and distributions, as defined. The Notes also contains customary events of default included in similar transactions, including, among others, failure to make payments when due, acceleration of other material indebtedness, breach of covenants, breach of representations and warranties, involuntary or voluntary bankruptcy, and material judgments. At December 31, 2016, the Notes totaled $133.3 million, which includes capitalized interest of $21.8 million.

Seller Note

On May 29, 2015, the Company issued a promissory note to Amaya Inc. (the “Amaya Seller Note”) with an initial principal amount of $12.0 million to satisfy the conditions set forth in the stock purchase agreement for Cadillac Jack. The Amaya Seller Note accrues interest on the unpaid principal amount at 5.0% per annum and is payable semi-annually on June 30 and December 31 (and on May 29, 2023, the maturity date of the note), commencing on June 30, 2015. All interest accrued and payable on any interest payment date will be paid by capitalizing such interest and adding it to (and thereby increasing) the outstanding principal amount of the Amaya Seller Note. All principal under the note is due and payable on May 29, 2023. The Amaya Seller Note is required to be prepaid under certain circumstances described in more detail in the note agreement. The Company may prepay from time to time all or any portion of the outstanding principal balance due under the Amaya Seller Note. The Amaya Seller Note includes certain covenants and events of default that are customary for instruments of this type. At December 31, 2016, the Amaya Seller Note totaled $13.0 million, which includes capitalized interest of $1.0 million.